Long-term Debt - Summary of Loss on Extinguishment of Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Gain Loss On Extinguishment Of Liabilities [Abstract]
Loss on extinguishment of liabilities to suppliers	$ 80
Loss on extinguishment of liabilities	92,374
April 23, 2019 Loan Modification
Gain Loss On Extinguishment Of Liabilities [Abstract]
Debt to equity conversion	87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants (note 18c)	408
Loss on extinguishment of liabilities	$ 92,294